RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses to grower advances at beginning of period	$ (18,360)	$ (18,001)
Additional provisions in the period	(13,606)	(10,500)
Recoveries of amounts previously reserved	8,975	8,497
Write-offs	2,515	3,725
Accounts receivables, Allowance for Credit loss, Acquisition	(370)	(179)
Balance sheet reclassifications	(344)	(1,405)
Foreign exchange impact	957	(497)
Allowance for expected credit losses to grower advances at end of period	$ (19,493)	$ (18,360)